UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22322

 NAME OF REGISTRANT:                     Global Real Estate Investments
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 5251 DTC Parkway, Suite 935
                                         Greenwood Village, CO 80111

 NAME AND ADDRESS OF AGENT FOR SERVICE:  U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          (866) 622-3864

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 07/31/2011*

*Effective August 1, 2011, This Fund exists as
James Alpha Global Real Estate Investments Portfolio, a series of the Saratoga Advantage Trust.



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

Global Real Estate Investments Fund
--------------------------------------------------------------------------------------------------------------------------
 BRITISH LAND CO PLC R.E.I.T., LONDON                                                        Agenda Number:  703185959
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2011
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive the accounts and directors' report             Mgmt          For                            For
       for the year ended 31 March     2011

2      To approve the directors' remuneration report             Mgmt          For                            For

3      To elect Lucinda Bell as a director                       Mgmt          For                            For

4      To elect Simon Borrows as a director                      Mgmt          For                            For

5      To elect William Jackson as a director                    Mgmt          For                            For

6      To re-elect Aubrey Adams as a director                    Mgmt          For                            For

7      To re-elect John Gildersleeve as a director               Mgmt          For                            For

8      To re-elect Dido Harding as a director                    Mgmt          For                            For

9      To re-elect Chris Gibson-Smith as a director              Mgmt          For                            For

10     To re-elect Chris Grigg as a director                     Mgmt          For                            For

11     To re-elect Charles Maudsley as a director                Mgmt          For                            For

12     To re-elect Richard Pym as a director                     Mgmt          For                            For

13     To re-elect Tim Roberts as a director                     Mgmt          For                            For

14     To re-elect Stephen Smith as a director                   Mgmt          For                            For

15     To re-elect Lord Turnbull as a director                   Mgmt          For                            For

16     To re-appoint Deloitte LLP as the auditor of              Mgmt          For                            For
       the Company

17     To authorise the directors to agree the auditor's         Mgmt          For                            For
       remuneration

18     To authorise the Company by ordinary resolution           Mgmt          For                            For
       to make limited political     donations and
       political expenditure of not more than GBP
       20,000 in total

19     To authorise by ordinary resolution amendments            Mgmt          For                            For
       to the Fund Managers'          Performance
       Plan

20     To authorise by ordinary resolution amendments            Mgmt          For                            For
       to the Share Incentive Plan

21     To authorise the directors by ordinary resolution         Mgmt          For                            For
       to allot shares up to a     limited amount

22     To authorise the directors by special resolution          Mgmt          For                            For
       to allot shares and sell     treasury shares
       without making a pre-emptive offer to shareholders

23     To authorise the Company by special resolution            Mgmt          For                            For
       to purchase its own shares

24     To authorise by special resolution the calling            Mgmt          For                            For
       of general meetings (not being an annual general
       meeting) by notice of not less than 14 clear
       days




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON                                                 Agenda Number:  703144573
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  AGM
    Meeting Date:  07-Jul-2011
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the audited financial statements     Mgmt          For                            For
       together with the       directors' and auditors'
       reports for the year ended 31 March 2011

2      To authorise the payment of a final dividend              Mgmt          For                            For
       for the year ended 31 March 2011

3      To approve the Directors' remuneration report             Mgmt          For                            For

4      To re-elect Toby Courtauld as a director of               Mgmt          For                            For
       the Company

5      To re-elect Neil Thompson as a director of the            Mgmt          For                            For
       Company

6      To re-elect Martin Scicluna as a director of              Mgmt          For                            For
       the Company

7      To re-elect Charles Irby as a director of the             Mgmt          For                            For
       Company

8      To re-elect Jonathan Nicholls as a director               Mgmt          For                            For
       of the Company

9      To re-elect Phillip Rose as a director of the             Mgmt          For                            For
       Company

10     To re-elect Jonathan Short as a director of               Mgmt          For                            For
       the Company

11     To reappoint Deloitte LLP as auditors                     Mgmt          For                            For

12     To authorise the directors to agree the remuneration      Mgmt          For                            For
       of the auditors

13     To renew the directors' authority to allot shares         Mgmt          For                            For

14     To renew the directors' limited authority to              Mgmt          For                            For
       allot shares for cash

15     To renew the authority enabling the Company               Mgmt          For                            For
       to buy its own shares

16     To authorise the calling of general meetings              Mgmt          For                            For
       (other than an annual general    meeting) on
       not less than 14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 TOP REIT,INC.                                                                               Agenda Number:  703181773
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89592109
    Meeting Type:  EGM
    Meeting Date:  26-Jul-2011
          Ticker:
            ISIN:  JP3046370007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Expand Investment Lines

2      Appoint an Executive Director                             Mgmt          For                            For

3.1    Appoint a Supplementary Executive Director                Mgmt          For                            For

3.2    Appoint a Supplementary Executive Director                Mgmt          For                            For

4.1    Appoint a Supervisory Director                            Mgmt          For                            For

4.2    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VENTAS, INC.                                                                                Agenda Number:  933463337
--------------------------------------------------------------------------------------------------------------------------
        Security:  92276F100
    Meeting Type:  Special
    Meeting Date:  01-Jul-2011
          Ticker:  VTR
            ISIN:  US92276F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ISSUANCE OF SHARES OF VENTAS               Mgmt          For                            For
       COMMON STOCK TO THE STOCKHOLDERS OF NATIONWIDE
       HEALTH PROPERTIES, INC. ("NHP") IN CONNECTION
       WITH THE MERGER CONTEMPLATED BY THE AGREEMENT
       AND PLAN OF MERGER, DATED AS OF FEBRUARY 27,
       2011, BY AND AMONG VENTAS, ITS WHOLLY OWNED
       SUBSIDIARY, NEEDLES ACQUISITION LLC, AND NHP.

02     TO APPROVE AN AMENDMENT TO VENTAS'S AMENDED               Mgmt          For                            For
       AND RESTATED CERTIFICATE OF INCORPORATION TO
       INCREASE THE NUMBER OF AUTHORIZED SHARES OF
       VENTAS CAPITAL STOCK FROM 310,000,000 TO 610,000,000
       AND THE NUMBER OF AUTHORIZED SHARES OF VENTAS
       COMMON STOCK FROM 300,000,000 TO 600,000,000.

03     TO APPROVE ANY ADJOURNMENTS OF THE VENTAS SPECIAL         Mgmt          For                            For
       MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE NOT SUFFICIENT VOTES FOR
       THE PROPOSALS TO ISSUE VENTAS COMMON STOCK
       IN CONNECTION WITH THE MERGER AND THE CHARTER
       AMENDMENT TO INCREASE THE NUMBER OF AUTHORIZED
       SHARES OF VENTAS COMMON STOCK.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Real Estate Investments Fund
By (Signature)       /s/ Andrew J. Duffy
Name                 Andrew J. Duffy
Title                President, Principal Executive Officer
Date                 09/13/2011